DEBT - Senior Notes - Tabular Disclosure (Details) CAD in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)
Debt
Carrying Value | CAD		CAD 672,379	CAD 768,825
7.97% senior notes maturing June 18, 2021
Debt
Original Principal | $				$ 225,000
Senior Notes
Debt
Carrying Value | CAD		CAD 672,379
Senior Notes | 3.79% senior notes maturing September 2022
Debt
Coupon Rate (as a percent)	3.79%	3.79%
Original Principal | $	$ 200,000
Remaining Principal | $	$ 105,000
Carrying Value | CAD		CAD 131,996
Senior Notes | 4.34 % senior notes maturing May 15, 2019
Debt
Coupon Rate (as a percent)	4.34%	4.34%
Original Principal | CAD		CAD 30,000
Remaining Principal | CAD		30,000
Carrying Value | CAD		CAD 30,000
Senior Notes | 4.40% senior notes maturing May 15, 2022
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal | $	$ 20,000
Remaining Principal | $	$ 20,000
Carrying Value | CAD		CAD 25,142
Senior Notes | 4.40% senior notes maturing May 15, 2020
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal | $	$ 355,000
Remaining Principal | $	$ 298,000
Carrying Value | CAD		CAD 374,616
Senior Notes | 7.97% senior notes maturing June 18, 2021
Debt
Coupon Rate (as a percent)	7.97%	7.97%
Original Principal | $	$ 225,000
Remaining Principal | $	$ 88,000
Carrying Value | CAD		CAD 110,625